Share Capital - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance	51,565,802				49,638,890
Number of Stock Options, Granted	5,953,000				10,849,062
Number of Stock Options, Exercised	(8,757,006)				(8,608,816)
Number of Stock Options, Forfeited	(145,001)				(313,334)
Number of Stock Options Outstanding, Ending Balance	48,616,795			48,616,795	51,565,802
Number of Stock Options Outstanding, Number of options exercisable	41,107,599			41,107,599
Weighted Average Exercise Price Outstanding, Beginning Balance		$ 5.08			$ 4.07
Weighted Average Exercise Price, Granted		9.26			8.15
Weighted Average Exercise Price, Exercised		2.3			3.06
Weighted Average Exercise Price, Forfeited		7.06			5.51
Weighted Average Exercise Price Outstanding, Ending Balance		6.09			$ 5.08
Weighted Average Exercise Price Outstanding, Number of options exercisable | (per share)		$ 5.61	$ 5.61